Employee benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits
Employee benefits

29. Employee benefits

		Current liabilities		Non-current liabilities
	Notes	December 31, 2023	December 31 ,2022	December 31, 2023	December 31 ,2022
Payroll, related charges and other remunerations	29(a)	867	831	-	-
Share-based payment	29(b)	27	33	-	-
Employee post-retirement obligation	29(c)	70	66	1,381	1,260
		964	930	1,381	1,260

a)        Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$557, US$499 e US$474 for the years ended on December 31, 2023, 2022 and 2021, respectively.

b) Share-based payments

For the long-term incentive programs, the Company compensation plans includes Matching Program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis over the three-year required service period, net of estimated losses.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep an employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive.

The fair value of the Matching program was estimated using the Company's share price and ADR and the number of shares granted on the grant date.

	2023	2022
Granted shares	1,330,503	1,437,588
Share price	15.94	20.03

Performance Shares Units (“PSU”)

Under the PSU, eligible executives can earn, during a three-year vesting cycle, an award equivalent to the market value of a certain number of common shares and conditioned to Vale's performance factor measured based on Total Shareholder Return ("TSR") and Environmental, Social and Governance ("ESG") metrics. It is comprised of 75% of TSR metrics and 25% of ESG indicators and health and safety.

The fair value of the PSU program was measured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

	2023	2022
Granted shares	1,177,755	1,709,955
Date shares were granted	January 2, 2023	January 3, 2022
Share price	16.6	13.81
Expected volatility	48.33%	39.00%
Expected term (in years)	3	3
Expected shareholder return indicator	72.42%	51.20%
Expected performance factor	79.32%	53.08%

c) Employee post-retirement obligation

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”) - The Company's employees participating in Valia are associated, for the most part, with the Vale Mais plan, which has a defined benefit component (settled benefit from the former Defined Benefits Plan and specific benefit to cover death, disability retirement and sickness benefit) and defined contribution component (for programmable benefits). The Valiaprev plan is similar to the Vale Mais plan, with the exception of not having the benefit settled and the sickness benefit. Both Vale Mais and Valiaprev plans were overfunded as of December 31, 2023 and 2022.

Defined benefit plan (“Plano BD”) - The Plano BD is closed to new entrants since 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as of December 31, 2023 and 2022 and the contributions made by the Company are not material.

“Abono complementação” benefit plan - The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments. The contributions made by the Company finished in 2014. The “Abono complementação” benefit was overfunded as of December 31, 2023 and 2022.

Other benefits - The Company sponsors medical plans for employees that meet specific criteria and for employees who use the “abono complementação” benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future obligations. As those benefits are related to health care plans they have nature of underfunded benefits, and are presented as underfunded plans as of December 31, 2023 and 2022.

The foreign plans are managed in accordance with their region. They are divided between plans in Canada, US A, UK and Indonesia. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The majority of foreign defined benefit plans are underfunded as of December 31, 2023 and 2022 and just two overfunded plans as of December 31, 2023 and three in December 31, 2022.

In December 2023, the Company entered into annuity contracts to transfer US$836 of pension plan obligations and its associated assets. This transaction triggered a settlement and remeasurement of the pension plan, and as a result, the Company recognized a non-cash loss of US$5 in the income statement as “Other expenses”, measured by the difference between the premium and the obligations transferred.

Employers’ disclosure about pensions and other post-retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Evolution of present value obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as of December 31, 2021	2,833	3,983	1,427
Service costs	45	40	13
Interest costs	325	39	60
Benefits paid	(534)	(58)	(57)
Participant contributions	-	(30)	-
Effect of changes in the actuarial assumptions	(784)	(109)	(343)
Translation adjustment	5	(5)	(24)
Others	-	-	(19)
Transfer	3,252	(3,252)	-
Benefit obligation as of December 31, 2022	5,142	608	1,057
Service costs	16	15	8
Interest costs	322	103	68
Benefits paid	(479)	(126)	(56)
Participant contributions	-	-	-
Effect of changes in the actuarial assumptions	468	130	44
Settlement	-	(836)	-
Transfer to assets held for sale	-	(28)	(12)
Other	3	10	(2)
Translation adjustment	246	41	43
Transfer	(1,201)	1,201	-
Benefit obligation as of December 31, 2023	4,517	1,118	1,150

ii. Evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as of December 31, 2021	3,752	3,779	-
Interest income	412	17	-
Employer contributions	45	14	57
Benefits paid	(534)	(58)	(57)
Return on plan assets (excluding interest income)	(752)	(31)	-
Translation adjustment	44	(9)	-
Transfer	3,373	(3,373)	-
Fair value of plan assets as of December 31, 2022	6,340	339	-
Interest income	429	85	-
Employer contributions	22	25	56
Benefits paid	(479)	(126)	(56)
Return on plan assets (excluding interest income)	286	44	-
Settlement	-	(841)	-
Translation adjustment	320	28	-
Transfer	(1,261)	1,261	-
Fair value of plan assets as of December 31, 2023	5,657	815	-

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2023			December 31, 2022
Movements of assets ceiling	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	924	-	-	876	-	-
Interest income	95	-	-	83	-	-
Changes on asset ceiling	(194)	-	-	(89)	-	-
Translation adjustment	68	-	-	54	-	-
Balance at end of the year	893	-	-	924	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,152)	(272)	(389)	(2,634)	(246)	(321)
Fair value of assets	4,045	94	-	3,558	101	-
Effect of the asset ceiling	(893)	-	-	(924)
Liabilities	-	(178)	(389)	-	(145)	(321)

Current liabilities	-	(3)	(22)	-	(3)	(16)
Non-current liabilities	-	(175)	(367)	-	(142)	(305)
Liabilities	-	(178)	(389)	-	(145)	(321)

	Foreign plan
	December 31, 2023				December 31, 2022
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Movements of assets ceiling
Balance at beginning of the year	190	-	-	44	-	-
Interest income	8	1	-	1	-	-
Changes on asset ceiling and onerous liability	2	(28)	-	160	-	-
Translation adjustment	5	-	-	(15)	-	-
Transfer	(27)	27	-
Balance at end of the year	178	-	-	190	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(1,365)	(846)	(759)	(2,508)	(362)	(736)
Fair value of assets	1,611	721	-	2,782	238	-
Effect of the asset ceiling	(178)	-	-	(190)	-	-
Assets (liabilities)	68	(125)	(759)	84	(124)	(736)

Current liabilities	-	(6)	(39)	-	(7)	(40)
Non-current assets (liabilities)	68	(119)	(720)	84	(117)	(696)
Assets (liabilities)	68	(125)	(759)	84	(124)	(736)

	Total
	December 31, 2023			December 31, 2022
Movements of assets ceiling	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	1,114	-	-	919	-	-
Interest income	103	1	-	84	-	-
Changes on asset ceiling	(192)	(28)	-	65	-	-
Translation adjustment	73	-	-	46	-	-
Transfer	(27)	27	-	-	-	-
Balance at end of the year	1,071	-	-	1,114	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(4,517)	(1,118)	(1,148)	(5,142)	(608)	(1,057)
Fair value of assets	5,656	815	-	6,340	339	-
Effect of the asset ceiling	(1,071)	-	-	(1,114)	-	-
Assets (liabilities)	68	(303)	(1,148)	84	(269)	(1,057)

Current liabilities	-	(9)	(61)	-	(10)	(56)
Non-current assets (liabilities)	68	(294)	(1,087)	84	(259)	(1,001)
Assets (liabilities)	68	(303)	(1,148)	84	(269)	(1,057)

(i) The pension plan asset is recorded as “Other non-current assets” in the financial position.

iv. Costs recognized in the income statement

	Year ended December 31,
	2023			2022			2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Service cost	16	15	8	45	40	13	10	68	1
Interest expense	322	103	68	325	39	60	196	122	33
Interest income	(429)	(85)	-	(412)	(17)	-	(253)	(102)	-
Interest expense on effect of (asset ceiling)/ onerous liability	103	1	-	84	-	-	58	-	-
Others	3	10	(2)	-	-	-	-	-	-
Total of cost, net	15	44	74	42	62	73	11	88	34

v. Costs recognized in the statement of comprehensive income

	Year ended December 31,
	2023			2022			2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	(124)	(45)	62	(93)	(92)	(172)	(101)	(400)	(363)
Effect of changes actuarial assumptions	(468)	(130)	(44)	784	109	343	330	246	261
Return on plan assets (excluding interest income)	286	44	-	(752)	(31)	-	(269)	181	-
Change of asset ceiling	192	28	-	(65)	-	-	(60)	-	-
Others	-	-	(12)	(3)	-	-	(5)	3	(4)
	10	(58)	(56)	(36)	78	343	(4)	430	257
Deferred income tax	(3)	19	20	12	(26)	(102)	5	(130)	(83)
Others comprehensive income	7	(39)	(36)	(24)	52	241	1	300	174
Translation adjustments	(10)	(6)	(9)	(7)	(5)	(7)	7	8	17
Accumulated other comprehensive income	(127)	(90)	17	(124)	(45)	62	(93)	(92)	(172)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This obligation is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal - Lawsuits: issuance of periodic reports to the audit and Board of Directors, including the lawyers' analysis of the chances of success (remote, probable or possible), focusing on the administrative decision on provisions. Promote and monitor adaptations to new legal obligations and monitor compliance with established legal obligations. Due diligence of third parties from the perspective of the Integrity Program.

Actuarial - The annual actuarial evaluation of the benefit plans comprises the assessment of taxes, income and adequacy of the costing plans. Technical study of compliance with the assumptions adopted in the actuarial evaluation of benefit plans prepared by an external actuary, in accordance with current legislation. Monitoring of biometric, demographic and economic-financial assumptions.

Market – Technical allocation studies are carried out with the objective of evaluating investment portfolios of the different obligations of the plans and projecting the future result of these portfolios. Asset Liability Management studies are carried out for defined benefit type obligations (Asset Liability Management study), while for defined contribution type obligations there are efficient frontier studies (investment profiles) and glidepath (life cycles). Periodic monitoring of the plans' short-term market risk based on risk indicators (VaR - Value at Risk, Benchmark VaR, Maximum Drawdown, Stress Tests, among others).

Credit - Risk classification of securities from corporate and bank issuers based on quantitative and qualitative assessments of the credit risk of the issuer, the asset and its guarantees, from acquisition to maturity. This internal rating sensitizes provisions for credit risk losses, as well as verified defaults, in accordance with current legislation. Provisions for loan losses with participants are realized based on default verified in payments.

Liquidity - Technical study of the liquidity of plans with defined benefit obligations, focusing on the long term, whose objective is to verify the sufficiency of the assets in fulfilling the plan's obligations. Monitoring of short-term liquidity with a focus on cash available to meet plan obligations for the coming years. The defined contribution bond portfolios (investment profiles and life cycles) have assets available for sale at any time in normal market situations.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, mortality and disability.

The economic and actuarial assumptions adopted have been formulated considering the long-term period for maturity and should therefore be analyzed accordingly. In the short term they may not be realized.

The following assumptions were adopted in the assessment:

	Brazil
	December 31, 2023			December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	8.57% - 8.63%	10.15%	8.59% - 8.74%	9.77% - 9.88%	10.66%	9.81% - 9.90%
Nominal average rate to determine expense/ income	8.57% - 8.63%	10.15%	N/A	9.77% - 9.88%	10.66%	N/A
Nominal average rate of salary increase	3.08% - 4.94%	4.50%	N/A	3.50% - 5.36%	6.86%	N/A
Nominal average rate of benefit increase	3.08% - 3.60%	4.50%	N/A	3.50% - 4.02%	6.86%	N/A
Immediate health care cost trend rate	N/A	N/A	6.17%	N/A	N/A	6.35%
Ultimate health care cost trend rate	N/A	N/A	6.17%	N/A	N/A	6.35%
Nominal average rate of price inflation	3.08%	4.50%	3.08%	3.50%	4.25%	3.50%

	Foreign
	December 31, 2023			December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	4.63%	4.63%	4.64%	5.10%	5.10%	5.14%
Nominal average rate to determine expense/ income	5.10%	5.10%	5.14%	2.84%	2.84%	3.03%
Nominal average rate of salary increase	3.31%	3.31%	N/A	3.23%	3.23%	N/A
Nominal average rate of benefit increase	3.00%	3.00%	N/A	3.00%	3.00%	N/A
Immediate health care cost trend rate	N/A	N/A	4.85%	N/A	N/A	5.11%
Ultimate health care cost trend rate	N/A	N/A	4.49%	N/A	N/A	4.57%
Nominal average rate of price inflation	2.08%	2.08%	N/A	2.06%	2.06%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2023
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,940	262	501
Assumptions made	9.60%	11.15%	9.67%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	3,399	283	387
Assumptions made	7.60%	9.15%	7.67%

	Foreign
	December 31, 2023
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	1,237	745	677
Assumptions made	5.63%	5.63%	5.65%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	1,506	957	880
Assumptions made	3.63%	3.63%	3.64%

viii. Assets of pension plans

Brazilian plan assets as of December 31, 2023 and 2022 includes respectively (i) investments in a portfolio of Vale’s share and other instruments in the amount of US$32 and US$47, which are presented as “Investments funds – Equity” and (ii) Brazilian Federal Government securities in the amount of US$4,793 and US$4,214, which are presented as “Debt securities governments” and “Investments funds – Fixed” Foreign plan assets as of December 31, 2023 and 2022 includes Canadian Government securities in the amount of US$592 and US$454, respectively.

ix. Overfunded pension plans

Assets by category are as follows:

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	14	-	14	-	55	-	55
Equity securities	261	-	-	261	1,115	-	-	1,115
Debt securities - Corporate	-	396	-	396	1	367	-	368
Debt securities - Government	3,814	361	-	4,175	3,354	435	-	3,789
Investments funds - Fixed Income	1,391	162	-	1,553	1,040	133	-	1,173
Investments funds - Equity	483	1	-	484	455	1	-	456
International investments	59	186	-	245	23	231	-	254
Structured investments - Private Equity funds	-	51	72	123	-	188	240	428
Structured investments - Real estate funds	-	-	-	-	-	-	3	3
Real estate	-	-	235	235	-	-	293	293
Loans to participants	-	-	162	162	-		128	128
Other	-	-	187	187	-	-	-	-
Total	6,008	1,171	656	7,835	5,988	1,410	664	8,062
Funds not related to risk plans (i)				(2,178)				(1,722)
Fair value of plan assets at end of year				5,657				6,340

(i) Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Measurement of overfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as of December 31, 2021	103	5	212	106	426
Return on plan assets	(5)	(2)	15	26	34
Assets purchases	10	-	25	280	315
Assets sold during the year	(36)	-	(22)	(292)	(350)
Translation adjustment	4	-	14	8	26
Transfer between Overfunded pension and Underfunded pension plans	164	-	49	-	213
Balance as of December 31, 2022	240	3	293	128	664
Return on plan assets	5	-	9	22	36
Assets purchases	11	-	8	211	230
Assets sold during the year	(6)	(3)	(16)	(210)	(235)
Translation adjustment	8	-	18	11	37
Transfer between Overfunded pension and Underfunded pension plans	(58)	-	(18)		(76)
Balance as of December 31, 2023	200	-	294	162	656

x. Underfunded pension plans

Assets by category are as follows:

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	6	-	6	-	2	-	2
Equity securities	112	-	-	112	55	-	-	55
Debt securities - Corporate	-	215	-	215	-	24	-	24
Debt securities - Government	60	150	-	210	46	19	-	65
Investments funds - Fixed Income	41	-	-	41	40	-	-	40
Investments funds - Equity	8	11	-	19	7	6	-	13
Structured investments - Private Equity funds	-	-	55	55	-	-	8	8
Real estate	-	-	27	27	-	-	6	6
Loans to participants	-	-	1	1	-	-	1	1
Others	-	-	131	131	-	-	125	125
Total	221	382	214	817	148	51	140	339

Measurement of underfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Equity pool	Real estate	Loans to participants	Others	Total
Balance as of December 31, 2021	181	53	3	1	168	406
Return on plan assets	1	-	-	-	(33)	(32)
Assets purchases	-	-	1	-	-	1
Assets sold during the year	(2)	-	(1)	-	-	(3)
Translation adjustment	(8)	-	(2)	-	(10)	(20)
Transfer between surplus and deficit plans	(164)	(53)	5	-	-	(212)
Balance as of December 31, 2022	8	-	6	1	125	140
Return on plan assets	4	-	-	-	3	7
Assets purchases	3	-	2	-		5
Assets sold during the year	(19)	-	-	-		(19)
Translation adjustment	1	-	1	-	3	5
Transfer between surplus and deficit plans	58	-	18	-		76
Balance as of December 31, 2023	55	-	27	1	131	214

xi. Disbursement of future cash flow

Vale expects to disburse US$59 in 2024 in relation to pension plans and other benefits.

xii. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

	Overfunded pension plans	Underfunded pension plans	Other benefits
2024	275	30	26
2025	277	30	27
2026	279	31	28
2027	280	31	30
2028	281	31	30
2029 and thereafter	1,387	161	167

Accounting policy

Employee benefits

i. Current benefits – wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accrual basis.

ii. Current benefits – profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits – share-based payments

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share Unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits – pension costs and other post-retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company's obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as of that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company recognizes the net defined benefit assets limited to the present value of the economic benefits available as refunds or reductions in future contributions, considering minimum funding requirements applicable. For underfunded plans, the Company recognizes net defined benefit liabilities. The gain or loss on recognition/remeasurement of these net assets/liabilities are recognized in income statement or in comprehensive income, when arising from the actuarial valuation.

Critical accounting estimates and judgments

Post-retirement benefits for employees - The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.